Note 11 - Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payments to Acquire Property, Plant, and Equipment, Total		$ 39,698,984	$ 27,329,824	$ 16,628,889
One Kamsarmax Drybulk Carrier [Member]
Payments to Acquire Property, Plant, and Equipment, Total		10,000,000
One Kamsarmax Drybulk Carrier [Member] | Subsequent Event [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 0
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Restricted Cash and Investments, Total			$ 530,000
Estimated Litigation Liability		150,000
Areti Shipping Ltd. vs Windrose [Member]
Estimated Litigation Liability		0
Litigation Case, Balance Hire Failed to Be Paid by a Charterer		52,019
Litigation Case, Amounts Due to a Supplier, Failed to Be Paid by a Charterer		115,000
Litigation Case, Amounts Due to a Supplier, Failed to Be Paid by a Charterer, Amount Originally Demanded By Supplier		179,281
Loss Contingency, Damages Sought, Value		215,000
Loss Contingency, May be Fully Recoverable, Amount		$ 167,019